November 15, 2021

United States Securities and Exchange Commission
Disclosure Review Office
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company and its
and its Massachusetts Mutual Variable Life Separate Account I
Post-Effective Amendment No. 11 to Registration Statement on Form N-6
Prospectus Title: Strategic Group Variable Universal Life® II
File Nos. 333-206438, 811-08075
Class Identifier: CC000161953

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the “Company”) and its Massachusetts Mutual Variable Life Separate Account I (the “Registrant”), I am submitting for filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 referenced above.

The purpose of this filing is to comply with Rule 498A under the Securities Act of 1933 by filing a revised statutory prospectus, an initial summary prospectus, and revised Statement of Additional Information for the Staff’s review. The Part C of this Registration Statement has also been updated to comply with the revised Form N-6 under Rule 498A.

Please contact me if you have any questions regarding this filing or if there is anything I can do to facilitate your review of this filing. I may be reached at (413) 744-6240 or gmurtagh@massmutual.com.

It is proposed that this Post-Effective Amendment become effective sixty days after filing pursuant to paragraph (a) of Rule 485.

Sincerely,

/s/ Gary F. Murtagh
Gary F. Murtagh
Head of MMUS Product and Operations Law
for Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001, and its affiliated companies.